INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current tax expenses	$ 157,701	$ 500,743	$ 156,894
Deferred tax expenses	7,887	76,504	13,207
Total	$ 165,588	$ 577,247	$ 170,101